Note 4 - Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2020	2019

Residential 1-4 family real estate	$111,061	$122,905
Commercial and multi-family real estate	374,832	367,614
Commercial	141,280	77,658
Consumer	6,930	8,247
Total loans and leases	$634,103	$576,424

Financing Receivable, Allowance for Credit Loss [Table Text Block]
	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi- family real estate	Commercial	Consumer	Total
Balance at December 31, 2019	$592	$2,536	$939	$64	$4,131
Provision for loan and lease losses	1,310	4,224	566	100	6,200
Losses charged off	(228)	(125)	(4)	(33)	(390)
Recoveries	9	29	14	1	53
Balance at December 31, 2020	$1,683	$6,664	$1,515	$132	$9,994
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2018	$576	$2,355	$534	$62	$3,527
Provision for loan and lease losses	22	52	465	11	550
Losses charged off	(46)	(23)	(101)	(10)	(180)
Recoveries	40	152	41	1	234
Balance at December 31, 2019	$592	$2,536	$939	$64	$4,131
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2017	$545	$1,746	$501	$43	$2,835
Provision (credit) for loan and lease losses	8	417	(3)	28	450
Losses charged off	(52)	(114)	(21)	(10)	(197)
Recoveries	75	306	57	1	439
Balance at December 31, 2018	$576	$2,355	$534	$62	$3,527

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2020
Allowance for loan and lease losses:
Attributable to loans and leases individually evaluated for impairment	$-	$6	$249	$-	$255
Collectively evaluated for impairment	1,683	6,658	1,266	132	9,739
Total allowance for loan and lease losses	$1,683	$6,664	$1,515	$132	$9,994

Loans and leases:
Individually evaluated for impairment	$-	$1,047	$1,978	$-	$3,025
Acquired with deteriorated credit quality	60	104	-	-	164
Collectively evaluated for impairment	111,001	373,681	139,302	6,930	630,914
Total ending loans and leases balance	$111,061	$374,832	$141,280	$6,930	$634,103
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2019
Allowance for loan and lease losses:
Attributable to loans and leases individually evaluated for impairment	$-	$93	$342	$-	$435
Collectively evaluated for impairment	592	2,443	597	64	3,696
Total allowance for loan and lease losses	$592	$2,536	$939	$64	$4,131

Loans and leases:
Individually evaluated for impairment	$-	$1,499	$1,279	$-	$2,778
Acquired with deteriorated credit quality	61	127	-	-	188
Collectively evaluated for impairment	122,844	365,988	76,379	8,247	573,458
Total ending loans and leases balance	$122,905	$367,614	$77,658	$8,247	$576,424

Impaired Financing Receivables [Table Text Block]
	(in thousands)
	2020	2019	2018

Balance at beginning of year	$435	$128	$-
Provision (credit) for loan and lease losses	(180)	307	128
Loans charged off	-	-	-
Recoveries	-	-	-
Balance at end of year	$255	$435	$128

Schedule of Temporary Impairment Losses, Investments [Table Text Block]
	(in thousands)
	2020		2019
	Recorded investment	Allowance for loan and lease losses allocated	Recorded investment	Allowance for loan and lease losses allocated
With no related allowance recorded:
Residential 1-4 family real estate	$-	$-	$-	$-
Commercial and multi-family real estate	872	-	822	-
Agricultural real estate	10	-	4	-
Commercial	425	-	22	-
Agriculture	-	-	-	-
Consumer	-	-	-	-
With an allowance recorded:
Residential 1-4 family real estate	-	-	-	-
Commercial and multi-family real estate	165	6	673	93
Agricultural real estate	-	-	-	-
Commercial	1,553	249	1,257	342
Agriculture	-	-	-	-
Consumer	-	-	-	-
Total	$3,025	$255	$2,778	$435

Financing Receivable, Nonaccrual [Table Text Block]
	(in thousands)
	2020			2019
	Nonaccrual	Loans and leases past due over 90 days still accruing	Accruing Troubled Debt Restructurings	Nonaccrual	Loans and leases past due over 90 days still accruing	Accruing Troubled Debt Restructurings
Residential 1-4 family real estate	$363	$60	$175	$414	$138	$223
Commercial and multi-family real estate	570	-	546	545	-	623
Agricultural real estate	11	-	-	4	-	-
Commercial	-	-	769	-	-	772
Agriculture	-	-	-	-	-	-
Consumer	6	-	-	-	-	-
Total	$950	$60	$1,490	$963	$138	$1,618

Financing Receivable, Past Due [Table Text Block]
	(in thousands)
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2020
Residential 1-4 family real estate	$795	$-	$173	$968	$110,093	$111,061
Commercial and multi-family real estate	468	181	212	861	330,154	331,015
Agricultural real estate	-	-	-	-	43,817	43,817
Commercial	676	-	-	676	130,897	131,573
Agriculture	-	-	-	-	9,707	9,707
Consumer	4	-	6	10	6,920	6,930
Total	$1,943	$181	$391	$2,515	$631,588	$634,103
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2019
Residential 1-4 family real estate	$2,709	$99	$322	$3,130	$119,775	$122,905
Commercial and multi-family real estate	177	302	15	494	332,161	332,655
Agricultural real estate	-	-	-	-	34,959	34,959
Commercial	-	57	5	62	67,826	67,888
Agriculture	-	-	-	-	9,770	9,770
Consumer	2	-	-	2	8,245	8,247
Total	$2,888	$458	$342	$3,688	$572,736	$576,424

Financing Receivable Credit Quality Indicators [Table Text Block]
	(in thousands)
	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2020
Residential 1 - 4 family	$6,767	$-	$-	$-	$104,294	$111,061
Commercial and multi-family real estate	356,163	6,964	11,536	-	169	374,832
Commercial	64,068	495	2,530	-	74,187	141,280
Consumer	-	-	-	-	6,930	6,930
Total	$426,998	$7,459	$14,066	$-	$185,580	$634,103
	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2019
Residential 1 - 4 family	$9,219	$-	$-	$-	$113,686	$122,905
Commercial and multi-family real estate	362,519	1,797	3,258	-	40	367,614
Commercial	75,559	410	1,688	-	1	77,658
Consumer	45	-	-	-	8,202	8,247
Total	$447,342	$2,207	$4,946	$-	$121,929	$576,424

Schedule of the Performance of the Loan Portfolio [Table Text Block]
	(in thousands)
	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2020
Performing	$104,121	$153	$74,187	$6,924	$185,385
Nonperforming	173	16	-	6	195
Total	$104,294	$169	$74,187	$6,930	$185,580
	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2 019
Performing	$113,364	$24	$-	$8,202	$121,590
Nonperforming	322	16	1	-	339
Total	$113,686	$40	$1	$8,202	$121,929

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
	(dollars in thousands)
	Number of modifications	Recorded investment	Allowance for loan and lease losses allocated
2019
Commercial and multi family real estate	2	$545	$-
Commercial	1	750	342
Total	3	$1,295	$342

Schedule of Loans Acquired in Acquisition [Table Text Block]
	Benchmark Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2020	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2019	$58,953	$(1,177)	$57,776
Change due to payments received	(21,567)	522	(21,045)
Balance at December 31, 2020	$37,386	$(655)	$36,731

Purchased Impaired Loans and Leases
Balance at December 31, 2019	$354	$(192)	$162
Change due to payments received	(67)	19	(48)
Balance at December 31, 2020	$287	$(173)	$114
	Contractual
	Principal	Accretable	Carrying
2019	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2018	$74,837	$(1,553)	$73,284
Change due to payments received	(15,884)	376	(15,508)
Balance at December 31, 2019	$58,953	$(1,177)	$57,776

Purchased Impaired Loans and Leases
Balance at December 31, 2018	$516	$(253)	$263
Change due to payments received	(162)	61	(101)
Balance at December 31, 2019	$354	$(192)	$162
	The Ohio State Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2020	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2019	$13,047	$(430)	$12,617
Change due to payments received	(2,866)	111	(2,755)
Balance at December 31, 2020	$10,181	$(319)	$9,862

Purchased Impaired Loans and Leases
Balance at December 31, 2019	$160	$(134)	$26
Change due to payments received	(51)	75	24
Balance at December 31, 2020	$109	$(59)	$50
	Contractual
	Principal	Accretable	Carrying
2019	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2018	$19,043	$(658)	$18,385
Change due to payments received	(5,996)	228	(5,768)
Balance at December 31, 2019	$13,047	$(430)	$12,617

Purchased Impaired Loans and Leases
Balance at December 31, 2018	$196	$(163)	$33
Change due to payments received	(21)	14	(7)
Balance at December 31, 2019	(15)	15	-
	$160	$(134)	$26

Schedule of Related Party Loans [Table Text Block]
	(in thousands)
	2020	2019	2018
Beginning of year	$1,154	$1,371	$491
Additions	4	-	952
Repayments	(193)	(217)	(72)
End of year	$965	$1,154	$1,371